Leases	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Leases

Note 20 Leases

This note provides information for leases where the Company is the lessee.

Amounts Recognized in the Balance Sheet

	December 31,	December 31,
(in U.S. dollars)	2023	2022

Right-of-use assets - Buildings	$4,484,521	$4,915,035

Lease liabilities
Current	$345,933	$353,378
Non-current	4,479,627	4,825,560
Total	$4,825,560	$5,178,938

There were no additions to the right-of-use assets during the 2023 fiscal year. The movement of $430,514 during the twelve months ended December 31, 2023, relates to depreciation expense. Refer to Note 31, Financial risk management, for a maturity analysis of lease liabilities.

Amounts recognized in the statement of profit or loss and other comprehensive (loss) income

	Twelve Months Ended December 31,	Six Months Ended December 31,	Twelve Months Ended June 30,	Twelve Months Ended June 30,
(in U.S. dollars)	2023	2022	2022	2021

Depreciation of right-of-use assets - Buildings	$430,514	$215,257	$430,514	$189,265
Interest expense	$212,354	$111,593	$233,229	$92,189

The total cash outflow for leases in the twelve months ended December 31, 2023, and six months ended December 31, 2022, was $565,732 and $278,334, respectively. The Company had no short-term leases at December 31, 2023, and 2022.